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QUARTERLY REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Schedule of InvestmentsMay 31, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$7,216,832
TOTAL NET ASSETS - 100.00%	$7,216,832

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	SPDR® S&P® Regional Banking ETF	Pay	OBFR01(B) -97bps	Quarterly	12/8/2026	$(8,546,855)	$ (54,938)
CF Secured, LLC.	SPDR® S&P® Regional Banking ETF	Pay	OBFR01(B) -100bps	Monthly	1/11/2027	(5,898,473)	(475,277)
TOTAL RETURN SWAP CONTRACTS						$(14,445,328)	$ (530,215)

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.62% as of May 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Schedule of Investments (continued)May 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(530,215)	$—	$(530,215)
	$—	$(530,215)	$—	$(530,215)